Trade and other receivables - Components (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables
Trade receivables	€ 846	€ 920
Other receivables and prepayments	216	244
Total trade and other current receivables	€ 1,062	€ 1,164